Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund                             Scudder Income Fund
Scudder Aggressive Growth Fund                               Scudder International Fund
Scudder California Tax-Free Income Fund                      Scudder International Equity Fund
Scudder Capital Growth Fund                                  Scudder International Select Equity Fund
Scudder Contrarian Fund                                      Scudder Japanese Equity Fund
Scudder-Dreman Financial Services Fund                       Scudder Large Company Growth Fund
Scudder-Dreman High Return Equity Fund                       Scudder Large Company Value Fund
Scudder-Dreman Small Cap Value Fund                          Scudder Latin America Fund
Scudder Dynamic Growth Fund                                  Scudder Managed Municipal Bond Fund
Scudder Emerging Markets Growth Fund                         Scudder Massachusetts Tax-Free Fund
Scudder Emerging Markets Income Fund                         Scudder Medium-Term Tax-Free Fund
Scudder European Equity Fund                                 Scudder New Europe Fund
Scudder Flag Investors Communications Fund                   Scudder New York Tax-Free Income Fund
Scudder Flag Investors Equity Partners Fund                  Scudder Pacific Opportunities Fund
Scudder Flag Investors Value Builder Fund                    Scudder Pathway Series -- Conservative Portfolio
Scudder Florida Tax-Free Income Fund                         Scudder Pathway Series -- Growth Portfolio
Scudder Focus Value+Growth Fund                              Scudder Pathway Series -- Moderate Portfolio
Scudder Global Fund                                          Scudder RREEF Real Estate Securities Fund
Scudder Global Biotechnology Fund                            Scudder S&P 500 Stock Fund
Scudder Global Bond Fund                                     Scudder Select 500 Fund
Scudder Global Discovery Fund                                Scudder Short-Term Bond Fund
Scudder Gold and Precious Metals Fund                        Scudder Small Company Stock Fund
Scudder Greater Europe Growth Fund                           Scudder Small Company Value Fund
Scudder Growth Fund                                          Scudder Technology Fund
Scudder Health Care Fund                                     Scudder Technology Innovation Fund
Scudder High Income Opportunity Fund                         Scudder Top 50 US Fund
Scudder High-Yield Tax-Free Fund                             Scudder Total Return Fund


The following information supplements the Purchases and Redemptions of Shares section of each of the listed Funds' Statements of Additional Information:


         Class C Purchases. Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.


The following information updates the Average Annual Total Returns and the Performance section of each of the listed Funds' Statements of Additional
Information:


Unless otherwise indicated, Class A performance information includes the effect of the maximum initial sales charge. Class B performance information includes the effect of the maximum contingent deferred sales charge. Class C performance information includes the effect of the maximum initial sales charge and the maximum contingent deferred sales charge.




Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

         T          =         Average Annual Total Return

         P          =         A hypothetical initial investment of $1,000

         N          =         number of years

         ERV        =         ending redeemable value: ERV is the value, at the
                              end of the applicable  period, of a hypothetical
                              $1,000 investment made at the beginning of the applicable period



                                       -----------------------------------------------------------------------------
                                                                     Class C Average
                                                                   Annual Total Returns
                                       -----------------------------------------------------------------------------
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
                                           Average Annual
                                           Total Returns                                          Life     Inception
                                           for the Period                                          Of      Date if
Fund                                           Ended:       1 Year      5 Year       10 Year       Fund    applicable
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder 21st Century Growth Fund              7/31/02        -41.78%      -3.52%         n/a      -1.98%   9/9/1996
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Aggressive Growth Fund                9/30/02        -25.13%      -7.28%         n/a      -1.75%   12/31/1996
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder California Tax-Free Income Fund       8/31/02          3.51%       4.72%       5.09%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Capital Growth Fund                   9/30/02        -24.41%      -5.81%       5.78%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Contrarian Fund                       11/30/01         8.01%       8.13%      12.53%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder-Dreman Financial Services Fund        11/30/01         0.21%         n/a         n/a       2.34%   3/9/1998
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder-Dreman High Return Equity Fund        11/30/01         8.00%      11.18%      16.73%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder-Dreman Small Cap Value Fund           11/30/01        17.29%       1.33%         n/a       9.35%   5/22/1992
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Dynamic Growth Fund                   9/30/02        -33.27%     -16.81%      -0.85%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Emerging Markets Growth Fund          10/31/01       -26.78%      -9.35%         n/a      -7.50%   5/8/1996
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Emerging Markets Income Fund          10/31/01         3.07%       1.58%         n/a       4.98%   12/31/1993
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder European Equity Fund                  10/31/01       -29.89%      23.80%         n/a      24.34%   9/3/1996
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Flag Investors Communications         12/31/01       -31.48%         n/a         n/a      -2.53%   1/18/1984
Fund
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Flag Investors Equity Partners        5/31/02         -9.46%         n/a         n/a       6.50%   10/28/1998
Fund
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Flag Investors Value Builder          3/31/02         -0.38%         n/a         n/a       3.95%   4/8/1998
Fund
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Florida Tax-Free Income Fund          8/31/02          4.07%       4.61%       5.24%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Focus Value+Growth Fund               11/30/01       -15.86%       5.07%         n/a       9.37%   10/16/1995
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Global Fund                           8/31/02        -18.30%      -1.35%       5.93%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Global Biotechnology Fund             8/31/02        -40.86%         n/a         n/a     -28.18%   3/30/2001
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Global Bond Fund                      10/31/01         7.99%       2.19%       2.94%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Global Discovery Fund                 10/31/01       -35.34%       5.75%       9.00%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Gold and Precious Metals Fund         10/31/01        26.62%     -12.56%      -0.27%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Greater Europe Growth Fund            10/31/01       -27.56%       6.90%         n/a      10.29%   10/10/1994
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Growth Fund                           9/30/02        -27.81%      -9.71%       1.03%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Health Care Fund                      5/31/02        -13.81%         n/a         n/a       8.47%   3/2/1998
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder High Income Opportunity Fund          1/31/02         -3.98%       2.08%         n/a       3.81%   6/27/1996
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder High-Yield Tax-Free Fund              5/31/02          5.10%       5.00%       5.57%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Income Fund                           1/31/02          2.28%       4.59%       5.58%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder International Fund                    8/31/02        -20.57%      -1.64%       4.43%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder International Equity Fund             10/31/01       -30.40%       1.96%         n/a       7.46%   8/4/1992
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder International Select Equity Fund      10/31/01       -27.80%       8.74%         n/a       9.96%   5/15/1995
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Japanese Equity Fund                  8/31/02         -8.01%         n/a         n/a     -21.17%   5/31/2000
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Large Company Growth Fund             7/31/02        -32.56%      -4.74%       5.19%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Large Company Value Fund              7/31/02        -21.93%      -0.86%       8.02%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Latin America Fund                    10/31/01       -18.93%      -0.65%         n/a       6.04%   12/8/1992
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Managed Municipal Bond Fund           5/31/02          4.75%       4.86%       5.48%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Massachusetts Tax-Free Fund           3/31/02          1.34%       4.41%       5.50%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Medium-Term Tax-Free Fund             5/31/02          3.57%       3.96%       4.74%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder New Europe Fund                       10/31/01       -28.27%       9.77%      10.08%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder New York Tax-Free Income Fund         8/31/02          3.37%       4.79%       5.15%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Pacific Opportunities Fund            10/31/01       -28.25%     -14.76%         n/a      -5.88%   12/8/1992
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Pathway Series:   Conservative        8/31/02         -7.38%       0.04%         n/a       1.78%   11/15/1996
Portfolio
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Pathway Series:   Growth              8/31/02        -18.01%      -0.64%         n/a       1.69%   11/15/1996
Portfolio
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Pathway Series:   Moderate            8/31/02        -12.39%      -0.88%         n/a       1.05%   11/15/1996
Portfolio
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder RREEF Real Estate Securities          11/30/01        16.78%         n/a         n/a      19.29%   12/1/1999
Fund
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder S&P 500 Stock Fund                    8/31/02        -20.35%         n/a         n/a     -19.46%   4/3/2000
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Select 500 Fund                       2/28/02        -10.35%         n/a         n/a      -4.07%   5/17/1999
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Short-Term Bond Fund                  12/31/01         4.48%       3.92%       3.89%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Small Company Stock Fund              9/30/02         -1.99%      -5.36%         n/a       0.12%   2/1/1997
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Small Company Value Fund              7/31/02         -4.63%       1.08%         n/a       8.09%   10/6/1995
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Technology Fund                       10/31/01       -58.27%       7.89%      12.07%         n/a      n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Technology Innovation Fund            5/31/02        -44.87%         n/a         n/a       0.75%   3/2/1998
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Top 50 US Fund                        8/31/02        -24.16%         n/a         n/a      -7.12%   9/2/1998
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------
Scudder Total Return Fund                     10/31/01       -15.04%       6.21%       7.57%          n/a        n/a
----------------------------------------- ----------------- ---------- ----------- ----------- ----------- ----------

February 5, 2003